Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 09, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment
Property and equipment, cost		¥ 616,178	¥ 524,883		$ 85,275
Less: accumulated depreciation		(266,493)	(199,771)		(36,881)
Property and equipment, net		349,685	325,112		48,394
Depreciation		41,242	25,448	¥ 18,715
Assumption of liabilities		200,000
Impairment loss		0	0	¥ 0
Real Property Companies
Property, Plant and Equipment
Equity interest purchased	100.00%
Aggregate purchase consideration	¥ 36,338
Noncash or Contingent consideration	0
Assumption of liabilities	¥ 273,950
Real estate property
Property, Plant and Equipment
Property and equipment, cost		300,757	300,757		41,623
Leasehold improvements
Property, Plant and Equipment
Property and equipment, cost		177,436	133,163		24,556
Electronic equipment
Property, Plant and Equipment
Property and equipment, cost		113,425	66,590		15,697
Furniture, fixtures and other equipment
Property, Plant and Equipment
Property and equipment, cost		22,027	21,840		3,048
Motor vehicles
Property, Plant and Equipment
Property and equipment, cost		¥ 2,533	¥ 2,533		$ 351